Employee Benefit Plans (Amounts Recognized in Accumulated Comprehensive Income (Loss) (Detail) - Grayson Plan - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in accumulated comprehensive income (loss)
Unrecognized net actuarial loss	$ (1,249)	$ (1,181)
Deferred taxes	262	401
Amount recognized in accumulated comprehensive income (loss), net	$ (987)	$ (780)